STRADLEY RONON STEVENS & YOUNG, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
(215) 564-8000

James J. O’Connor (215) 564-8139 JO’Connor@Stradley.com

May 7, 2009

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission Judiciary Plaza 100 F Street, N.E. Washington, D.C. 20549 Re: EGA Emerging Global Shares Trust File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

     Attached herewith is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for EGA Emerging Global Shares Trust (the “Registrant”). The Pre-Effective Amendment is being filed with the Securities and Exchange Commission (the “SEC”) via EDGAR under Section 6(a) of the Securities Act of 1933, as amended (the “1933 Act”), in accordance with Rule 472 thereunder.

     The Pre-Effective Amendment is being filed for the purpose of reflecting certain modifications to the disclosure contained in the Prospectus and the Statement of Additional Information of the Trust. We hereby request that the SEC declare the Registrant’s Registration Statement on Form N-1A effective pursuant to Section 8(a) of the 1933 Act at its earliest convenience.

     Thank you for your prompt attention to the Pre-Effective Amendment. Please direct any additional questions or comments that you may have on the Registration Statement to me at the above number, or in my absence, to Michael D. Mabry at (215) 563 8011.

Very truly yours,

/s/ James J. O’Connor James J. O’Connor

cc:	Mary A. Cole Robert C. Holderith Michael D. Mabry